Expense Example - Schwab® International Bond ETF - Schwab International Bond ETF	Oct. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	$ 19